Prospectus Supplement dated February 28, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class Shares, as applicable, of each of the Funds listed below:
Invesco Basic Balanced Fund
Invesco Mid Cap Basic Value Fund
Following a number of meetings in September and October, 2010, the Boards of Trustees of the Invesco Funds have unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Basic Balanced Fund, a series portfolio of AIM Fund Group (Invesco Funds Group) Invesco Mid Cap Basic Value Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
The Agreement requires approval by the Target Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011. If the Agreement is approved by shareholders of the Target Funds and certain conditions required by the Agreement are satisfied, the reorganizations are expected to be consummated shortly thereafter. Upon closing of the reorganizations, shareholders of the Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations. Shareholders of each Target Fund will vote separately on the Agreement, and the reorganization will be effected as to a particular Target Fund only if that fund’s shareholders approve the Agreement.
A combined Proxy Statement/Prospectus will be sent to shareholders of each Target Fund to seek their approval of the Agreement, which will include a full discussion of the reorganization and the factors the Boards of Trustees considered in approving the Agreement.
If shareholders approve a reorganization, it is anticipated that the Target Fund will close to new investors as soon as practicable following shareholder approval through the consummation of the reorganization to facilitate a smooth transition of Target Fund shareholders to the Acquiring Fund. The Acquiring Fund will remain open for purchase during this period.
All investors who are invested in a Target Fund as of the date on which the Target Fund closed to new investors and remain invested in the Target Fund may continue to make additional investments in their existing accounts and may open new accounts in their name.

1

[INVESCO LOGO APPEARS HERE]

	Prospectus	April 30, 2010
	Institutional Classes	as revised February 28, 2011

Invesco Basic Balanced Fund (BBLIX)
Invesco Global Core Equity Fund (AWSIX)
Invesco International Small Company Fund (IEGIX)
Invesco Mid Cap Basic Value Fund (MDICX)
Invesco Small Cap Equity Fund (SMEIX)

Prospectus	April 30, 2010
as revised February 28, 2011

Invesco Basic Balanced Fund (BBLIX)
Invesco Global Core Equity Fund (AWSIX)
Invesco International Small Company Fund (IEGIX)
Invesco Mid Cap Basic Value Fund (MDICX)
Invesco Small Cap Equity Fund (SMEIX)

Institutional Classes

Invesco Basic Balanced Fund’s investment objective is long-term growth of capital and, secondarily, current income.

Invesco Global Core Equity Fund’s investment objective is long-term growth of capital.

Invesco International Small Company Fund’s investment objective is long-term growth of capital.

Invesco Mid Cap Basic Value Fund’s investment objective is long-term growth of capital.

Invesco Small Cap Equity Fund’s investment objective is long-term growth of capital.

This prospectus contains important information about the Institutional Class shares of the Funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Invesco International Small Company Fund limited public sales of its shares to certain investors as of the close of business on January 29, 2010.

Fund Summaries	1
Invesco Basic Balanced Fund	1
Invesco Global Core Equity Fund	2
Invesco International Small Company Fund	4
Invesco Mid Cap Basic Value Fund	6
Invesco Small Cap Equity Fund	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Invesco Basic Balanced Fund	10
Invesco Global Core Equity Fund	11
Invesco International Small Company Fund	11
Invesco Mid Cap Basic Value Fund	12
Invesco Small Cap Equity Fund	13

Fund Management	14
The Advisers	14
Adviser Compensation	14
Portfolio Managers	15

Other Information	15
Dividends and Distributions	15

Benchmark Descriptions	16

Financial Highlights	18

Hypothetical Investment and Expense Information	20

Shareholder Account Information	A-1
Suitability for Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-6
Important Notice Regarding Delivery of Security Holder Documents	A-6

Obtaining Additional Information	Back Cover

        Invesco Funds Group

Fund Summaries

INVESCO BASIC BALANCED FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.54%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.78

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$80	$249	$433	$966

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.

The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 4.41%

1        Invesco Funds Group

Best Quarter (ended June 30, 2009): 20.35%
Worst Quarter (ended December 31, 2008): (20.79)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Return Before Taxes	35.52%	0.10%	2.92%
Return After Taxes on Distributions	34.73	(0.61)	2.31
Return After Taxes on Distributions and Sale of Fund Shares	23.32	(0.20)	2.27

S&P 500® Index (Inception: 09/30/01)	26.47	0.42	2.80

Custom Basic Balanced Index (Inception: 09/30/01)	14.81	2.17	4.72

Lipper Mixed-Asset Target Allocation Moderate Funds Index (Inception: 09/30/01)	24.65	2.33	4.26

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is September 28, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Thomas Bastian	Senior Portfolio Manager (lead)	2010

Chuck Burge	Senior Portfolio Manager	2009

John Craddock	Senior Portfolio Manager	2010

Cynthia Brien	Portfolio Manager	2009

Mark Laskin	Portfolio Manager	2010

Mary Jayne Maly	Portfolio Manager	2010

Sergio Marcheli	Portfolio Manager	2010

James Roeder	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO GLOBAL CORE EQUITY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.44

Total Annual Fund Operating Expenses	1.24

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Invesco Funds Group

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$126	$393	$681	$1,500

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.81%
Best Quarter (ended June 30, 2009): 22.12%
Worst Quarter (ended December 31, 2008): (18.86)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (10/25/05)
Return Before Taxes	30.90%	2.31%	5.18%
Return After Taxes on Distributions	30.66	1.64	4.64
Return After Taxes on Distributions and Sale of Fund Shares	20.41	1.90	4.40

MSCI World IndexSM: Inception (12/31/00)	29.99	2.01	1.31

Lipper Global Large-Cap Core Funds Index: Inception (12/31/00)	31.35	2.82	0.92

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is December 29, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

3        Invesco Funds Group

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Ingrid Baker	Portfolio Manager	2008

W. Lindsay Davidson	Portfolio Manager	2008

Sargent McGowan	Portfolio Manager	2009

Anuja Singha	Portfolio Manager	2009

Stephen Thomas	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO INTERNATIONAL SMALL COMPANY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.93%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.18

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.12

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$114	$356	$617	$1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small international issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the

4        Invesco Funds Group

largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion.

The Fund’s portfolio managers do not intend to invest more than 35% of the Fund’s net assets in issuers located in developing countries.

The Fund may invest up to 20% of its net assets in securities of U.S. issuers. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying quality issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.14%
Best Quarter (ended June 30, 2009): 34.03%
Worst Quarter (ended December 31, 2008): (27.38)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (10/25/05)
Return Before Taxes	66.56%	10.63%	11.39%
Return After Taxes on Distributions	66.19	8.77	10.33
Return After Taxes on Distributions and Sale of Fund Shares	43.74	9.24	10.15

MSCI EAFE® Index: Inception (08/31/00)	31.78	3.54	2.08

MSCI World Ex-US Small Cap Index: Inception (08/31/00)	50.82	3.87	6.82

Lipper International Small/Mid-Cap Growth Funds Index: Inception (08/31/00)	54.44	7.01	3.32

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is August 31, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

5        Invesco Funds Group

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Shuxin Cao	Senior Portfolio Manager (lead)	2000

Jason Holzer	Senior Portfolio Manager (lead)	2000

Borge Endresen	Portfolio Manager	2002

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MID CAP BASIC VALUE FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.20

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.96

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$98	$306	$531	$1,178

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of mid-capitalization issuers. The Fund invests primarily in equity securities. The Fund may also invest up to 25% of its total assets in foreign securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell Midcap® Index range from $262 million to $15.5 billion.

In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

Investment opportunities for undervalued small- to medium-sized companies may be more limited than those in other sectors of the market. To

6        Invesco Funds Group

facilitate the management of the Fund’s portfolio, the Fund may, from time to time, suspend the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund may commence and terminate at any time and without any prior notice.

The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund Emphasizes A Value Style of Investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 11.03%
Best Quarter (ended June 30, 2009): 31.44%
Worst Quarter (ended December 31, 2008): (35.83)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Return Before Taxes	84.61%	3.79%	5.93%
Return After Taxes on Distributions	84.45	2.62	5.19
Return After Taxes on Distributions and Sale of Fund Shares	55.21	3.08	5.07

S&P 500® Index (Inception: 12/31/01)	26.47	0.42	1.59

Russell Midcap® Value Index (Inception: 12/31/01)	34.21	1.98	6.87

Lipper Mid-Cap Value Funds Index (Inception: 12/31/01)	39.74	1.89	5.70

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is December 31, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

7        Invesco Funds Group

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Thomas Copper	Portfolio Manager (lead)	2010

Sergio Marcheli	Portfolio Manager	2010

John Mazanec	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO SMALL CAP EQUITY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.74%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.16

Total Annual Fund Operating Expenses	0.90

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$92	$287	$498	$1,108

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.

In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the affect of leveraging the Fund’s portfolio.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that diversifies the Fund based on the industry group diversification of the S&P Small Cap 600 Index and generally maintains a maximum deviation from index industry groups of 350 basis points. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis focused on identifying high quality, fundamentally sound issuers operating in an attractive industry; attractively valued securities given their growth potential over a one- to two-year horizon; and the “timeliness” of a

8        Invesco Funds Group

purchase, respectively. The timeliness analysis includes a review of relative price strength, trading volume characteristics and trend analysis to look for signs of deterioration. If a stock shows signs of deterioration, it is generally not considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 8.75%
Best Quarter (ended June 30, 2009): 20.23%
Worst Quarter (ended December 31, 2008): (23.59)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/29/05)
Return Before Taxes	21.06%	2.09%	4.14%
Return After Taxes on Distributions	21.06	0.91	3.45
Return After Taxes on Distributions and Sale of Fund Shares	13.69	1.75	3.58

S&P 500® Index: Inception (08/31/00)	26.47	0.42	–1.44

Russell 2000® Index: Inception (08/31/00)	27.17	0.51	2.99

Lipper Small-Cap Core Funds Index: Inception (08/31/00)	34.50	1.55	4.10

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is August 31, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Juliet Ellis	Senior Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

9        Invesco Funds Group

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Invesco Basic Balanced Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital and, secondarily, current income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund may invest in income-producing equity instruments (subject to the policy below), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives.

The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Fund emphasizes a value style of investing and seeks income-producing securities which have attractive growth potential on an individual company basis. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may invest in securities which do not pay dividends or interest. The Fund may invest in securities that have above average volatility of price movement including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Fund will vary based upon the Fund’s investment performance. In an effort to reduce the portfolio’s overall exposure to any individual security price decline, the Fund spreads its investments over many different companies in a variety of industries.

The Fund may invest to a greater degree in larger-sized companies, although the Fund is not required to do so exclusively and may invest in companies of any size including securities of small- and medium-sized companies. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Fund invests in small- and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances affecting the desirability of a given investment.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole

10        Invesco Funds Group

and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Global Core Equity Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund invests, under normal circumstances, in issuers located in at least three countries, including the U.S.

The Fund will usually maintain at least 20% of its total assets in U.S. dollar denominated securities.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries, i.e, those that are identified as in the initial stages of their industrial cycles.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its relative valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Invesco International Small Company Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small international issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small cap securities. These securities may include common securities, convertible bonds, convertible preferred securities and warrants.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S.

The Fund’s portfolio managers do not intend to invest more than 35% of the Fund’s net assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may invest up to 20% of its net assets in securities of U.S. issuers. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers.

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The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying quality issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Invesco Mid Cap Basic Value Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of mid-capitalization issuers. The Fund invests primarily in equity securities. The Fund may also invest up to 25% of its total assets in foreign securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell Midcap® Index range from $262 million to $15.5 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers in the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest issuers domiciled in the United States. The issuers in the Russell Midcap® Index represent approximately 30% of the total market capitalization of the Russell 1000® Index.

In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

Investment opportunities for undervalued small- to medium-sized companies may be more limited than those in other sectors of the market. To facilitate the management of the Fund’s portfolio, the Fund may, from time to time, suspend the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund may commence and terminate at any time and without any prior notice.

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The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund Emphasizes A Value Style of Investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Limited Number of Holdings Risk. Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Small Cap Equity Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.

In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the affect of leveraging the Fund’s portfolio.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The

13        Invesco Funds Group

goal is to find high quality, fundamentally sound issuers operating in an attractive industry.

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.invesco.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.53% of Invesco Basic Balanced Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.80% of Invesco Global Core Equity Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.92% of Invesco International Small Company Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.74% of Invesco Mid Cap Basic Value Fund’s average daily net assets.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.74% of Invesco Small Cap Equity Fund’s average daily net assets.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the six-month period ended June 30.

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Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Funds’ portfolio:

Invesco Basic Balanced Fund

■	Thomas Bastian, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

■	Chuck Burge, Senior Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

■	Cynthia Brien, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.

■	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

■	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity.

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

■	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

Invesco Global Core Equity Fund

■	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1984.

■	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

■	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

Invesco International Small Company Fund

■	Shuxin Cao, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1997.

■	Jason Holzer, (lead manager with respect to the Funds investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1996.

■	Borge Endresen, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Mid Cap Basic Value Fund

■	Thomas Copper, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1986 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

■	Sergio Marcheli, Portfolio Manager, who has responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity.

■	John Mazanec, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2008 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity. Prior to 2008, he worked as a portfolio manager at Wasatch Advisers.

Invesco Small Cap Equity Fund

■	Juliet Ellis, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.

■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2004.

All Funds
A lead manager generally has final authority over all aspects of a portion of the Funds’ investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Basic Balanced Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Global Core Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco International Small Company Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Mid Cap Basic Value Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

15        Invesco Funds Group

Invesco Small Cap Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Basic Balanced Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco Global Core Equity Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco International Small Company Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Mid Cap Basic Value Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Small Cap Equity Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Basic Balanced Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Global Core Equity Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco International Small Company Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Mid Cap Basic Value Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Small Cap Equity Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Limited Fund Offering (Invesco International Small Company Fund)
The Fund limited public sales of its shares to new investors effective as of the close of business on January 29, 2010. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:

■	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);
■	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;
■	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;
■	Retirement plans maintained pursuant to Section 457 of the Code; and
■	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.

At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.

The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.

Benchmark Descriptions

Custom Basic Balanced Index, created by Invesco to serve as a benchmark for Invesco Basic Balanced Fund, is composed of the following indexes: Russell 1000® Value (60%) and Barclays Capital U.S. Aggregate (40%). The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. An investment cannot be made directly in an index.

Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid–cap growth funds tracked by Lipper.

Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

MSCI World Ex-US Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the U.S.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service

16        Invesco Funds Group

mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

17        Invesco Funds Group

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period	Return(a)		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Basic Balanced Fund — Institutional Class
Year ended 12/31/09	$7.82	$0.20	(c)	$2.53 (d)	$2.73	$(0.22)	$10.33	35.52	%(d)	$378	0.76	%(e)	0.77	%(e)	2.29	%(e)	54%
Year ended 12/31/08	13.26	0.37	(c)	(5.38)	(5.01)	(0.43)	7.82	(38.44)		321	0.73		0.73		3.33		50
Year ended 12/31/07	13.25	0.34	(c)	0.04	0.38	(0.37)	13.26	2.89		6,685	0.69		0.69		2.53		44
Year ended 12/31/06	12.24	0.30	(c)	1.05	1.35	(0.34)	13.25	11.22		149	0.68		0.68		2.39		38
Year ended 12/31/05	11.86	0.22		0.40	0.62	(0.24)	12.24	5.28		34	0.67		0.67		2.06		90

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share would have been $2.46 and total returns would have been lower.
(e)	Ratios are based on average daily net assets (000’s omitted) of $346.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Invesco Global Core Equity Fund — Institutional Class
Year ended 12/31/09	$9.61	$0.17	$2.82	$2.99	$(0.15)	$—	$(0.15)	$12.45	31.17%	$11	1.24	%(e)	1.24	%(e)	1.79	%(e)	43%
Year ended 12/31/08	15.77	0.22	(6.34)	(6.12)	(0.04)	—	(0.04)	9.61	(38.79)	118	0.97		0.98		1.57		146
Year ended 12/31/07	16.17	0.26	0.19	0.45	(0.31)	(0.54)	(0.85)	15.77	2.84	111,805	0.93		0.96		1.59		35
Year ended 12/31/06	13.98	0.22	2.83	3.05	(0.24)	(0.62)	(0.86)	16.17	21.81	51,005	0.98		1.03		1.43		24
Year ended 12/31/05(f)	13.90	0.04	0.86	0.90	(0.16)	(0.66)	(0.82)	13.98	6.48	2,542	1.09	(g)	1.14	(g)	1.44	(g)	51

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $28.
(f)	Commencement date of October 25, 2005.
(g)	Annualized.

18        Invesco Funds Group

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Invesco International Small Company Fund — Institutional Class
Year ended 12/31/09	$9.13	$0.28	(d)	$5.79	$6.07	$(0.22)	$—	$(0.22)	$14.98	66.56%	$34,269	1.10	%(e)	1.11	%(e)	2.26	%(e)	26%
Year ended 12/31/08	22.47	0.32	(d)	(12.52)	(12.20)	(0.45)	(0.69)	(1.14)	9.13	(54.02)	15,762	1.13		1.14		1.82		19
Year ended 12/31/07	24.14	0.43	(d)	3.80	4.23	(0.49)	(5.41)	(5.90)	22.47	17.90	42,253	1.08		1.11		1.55		40
Year ended 12/31/06	20.52	0.33	(d)	7.55	7.88	(0.33)	(3.93)	(4.26)	24.14	38.73	19,384	1.14		1.18		1.33		69
Year ended 12/31/05(f)	18.73	0.03		2.61	2.64	(0.06)	(0.79)	(0.85)	20.52	14.19	972	1.18	(g)	1.21	(g)	0.85	(g)	60

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are based on average daily net assets (000’s omitted) of $22,737.
(f)	Commencement date of October 25, 2005.
(g)	Annualized.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Mid Cap Basic Value Fund — Institutional Class
Year ended 12/31/09	$5.83	$0.01	(c)	$4.92	$4.93	$(0.06)	$—	$(0.06)	$10.70	84.61%	$31,183	0.94	%(d)	0.95	%(d)	0.12	%(d)	57%
Year ended 12/31/08	13.94	0.09	(c)	(7.26)	(7.17)	—	(0.94)	(0.94)	5.83	(51.02)	27,946	0.91		0.92		0.78		78
Year ended 12/31/07	14.08	0.16		1.23	1.39	(0.15)	(1.38)	(1.53)	13.94	9.91	66,109	0.87		0.90		1.11		44
Year ended 12/31/06	14.62	0.05	(c)	1.27	1.32	—	(1.86)	(1.86)	14.08	9.15	44,013	0.92		0.98		0.30		46
Year ended 12/31/05	13.17	0.01		1.44	1.45	—	—	—	14.62	11.01	25,174	0.92		0.98		(0.08)		29

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s omitted) of $31,665.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Distributions				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Small Cap Equity Fund — Institutional Class
Year ended 12/31/09	$8.12	$0.02	(c)	$1.69	$1.71	$—	$9.83	21.06%	$38,971	0.90	%(d)	0.90	%(d)	0.21	%(d)	40%
Year ended 12/31/08	11.96	0.04	(c)	(3.76)	(3.72)	(0.12)	8.12	(31.07)	23,957	0.84		0.84		0.37		51
Year ended 12/31/07	12.40	0.01	(c)	0.66	0.67	(1.11)	11.96	5.50	38,463	0.84		0.89		0.11		49
Year ended 12/31/06	12.33	0.01	(c)	2.17	2.18	(2.11)	12.40	17.45	17,122	0.90		1.01		0.04		56
Year ended 12/31/05(e)	11.69	(0.01)		2.05	2.04	(1.40)	12.33	17.31	4,712	0.87	(f)	0.98	(f)	(0.20	)(f)	52

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s omitted) of $30,501.
(e)	Commencement date of April 29, 2005.
(f)	Annualized.

19        Invesco Funds Group

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ Institutional classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Basic Balanced Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.62%	13.20%	17.98%	22.96%	28.15%	33.55%	39.19%	45.06%	51.19%
End of Year Balance	$10,422.00	$10,861.81	$11,320.18	$11,797.89	$12,295.76	$12,814.64	$13,355.42	$13,919.02	$14,506.40	$15,118.57
Estimated Annual Expenses	$79.65	$83.01	$86.51	$90.16	$93.97	$97.93	$102.06	$106.37	$110.86	$115.54

Invesco Global Core Equity Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%	7.66%	11.71%	15.91%	20.27%	24.79%	29.48%	34.35%	39.40%	44.64%
End of Year Balance	$10,376.00	$10,766.14	$11,170.94	$11,590.97	$12,026.79	$12,479.00	$12,948.21	$13,435.06	$13,940.22	$14,464.37
Estimated Annual Expenses	$126.33	$131.08	$136.01	$141.12	$146.43	$151.94	$157.65	$163.58	$169.73	$176.11

Invesco International Small Company Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.91%	12.10%	16.45%	20.96%	25.66%	30.53%	35.60%	40.86%	46.33%
End of Year Balance	$10,388.00	$10,791.05	$11,209.75	$11,644.69	$12,096.50	$12,565.84	$13,053.40	$13,559.87	$14,085.99	$14,632.53
Estimated Annual Expenses	$114.17	$118.60	$123.20	$127.98	$132.95	$138.11	$143.47	$149.03	$154.82	$160.82

Invesco Mid Cap Basic Value Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End of Year Balance	$10,404.00	$10,824.32	$11,261.62	$11,716.59	$12,189.94	$12,682.42	$13,194.79	$13,727.86	$14,282.46	$14,859.47
Estimated Annual Expenses	$97.94	$101.90	$106.01	$110.30	$114.75	$119.39	$124.21	$129.23	$134.45	$139.88

Invesco Small Cap Equity Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End of Year Balance	$10,410.00	$10,836.81	$11,281.12	$11,743.65	$12,225.13	$12,726.37	$13,248.15	$13,791.32	$14,356.76	$14,945.39
Estimated Annual Expenses	$91.85	$95.61	$99.53	$103.61	$107.86	$112.28	$116.89	$121.68	$126.67	$131.86

1 Your actual expenses may be higher or lower than those shown.

20        Invesco Funds Group

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the Invesco Funds and Invesco Van Kampen Funds (Invesco Funds or Funds), which are offered only to certain eligible institutional investors.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 M	$0

Banks, Trust Companies and certain other financial intermediaries	$10 M	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 M	$0

Foundations or Endowments	$1 M	$0

Other institutional investors	$1 M	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Fund of Funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        The Invesco Funds—Institutional Class

INSTCL—02/11

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the Securities and Exchange Commission (SEC), such as when the NYSE restricts or suspends trading.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Real Estate Fund

    Invesco Global Small & Mid Cap Growth Fund
Invesco High Yield Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund Invesco Japan Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is

A-2        The Invesco Funds—Institutional Class

the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Distributors, Inc. (“Invesco Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except Invesco Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they

A-3        The Invesco Funds—Institutional Class

believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups

A-4        The Invesco Funds—Institutional Class

of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco High Income Municipal Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such other open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2012) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in

A-5        The Invesco Funds—Institutional Class

computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.

■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	Additionally, the Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund have received a PLR from the IRS holding that the Funds’ income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund has also received a PLR from the IRS holding that its income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however,

A-6        The Invesco Funds—Institutional Class

that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        The Invesco Funds—Institutional Class

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

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Invesco Basic Balanced Fund Invesco Global Core Equity Fund Invesco International Small Company Fund and	Invesco Mid Cap Basic Value Fund Invesco Small Cap Equity Fund
SEC 1940 Act file number: 811-01540

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